Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Balance	$ 565,177	$ 523,690
Adjustments on account of foreign exchange	(6,107)	12,517
Balance	608,761	565,177
Visual Compliance [Member]
Balance		118,785
Core Transport Technologies NZ Limited [Member]
Balance		12,670
STEPcom [Member]
Balance		10,019
BestTransport [Member]
Balance		5,513
Peoplevox [Member]
Balance	15,182
Goodwill Acquired During Period		15,182
Balance		15,182
Kontainers [Member]
Balance	3,461
Goodwill Acquired During Period		3,461
Balance		3,461
ShipTrack [Member]
Balance	10,327
Goodwill Acquired During Period		10,327
Balance		$ 10,327
QuestaWeb [Member]
Goodwill Acquired During Period	21,691
Balance	21,691
Portrix [Member]
Goodwill Acquired During Period	15,032
Balance	15,032
GreenMile [Member]
Goodwill Acquired During Period	12,968
Balance	$ 12,968